As filed with the Securities and Exchange Commission on February 25, 2025

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,808	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,808	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 21, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment No. 2,790:

iShares iBonds Dec 2031 Term Muni Bond ETF

Explanatory Note

This Post-Effective Amendment No. 2,808 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 21, 2025, the effectiveness of the registration statement for the iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 2,790 on December 13, 2024, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 2,808 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,790 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,808 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of February 2025.

iSHARES TRUST

By:
Jessica Tan*
President

Date: February 25, 2025

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,808 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Stephen Cohen*
Trustee

Date: February 25, 2025

John E. Martinez*
Trustee

Date: February 25, 2025

Cecilia H. Herbert*
Trustee

Date: February 25, 2025

John E. Kerrigan*
Trustee

Date: February 25, 2025

Robert S. Kapito*
Trustee

Date: February 25, 2025

Madhav V. Rajan*
Trustee

Date: February 25, 2025

Jane D. Carlin*
Trustee

Date: February 25, 2025

Drew E. Lawton*
Trustee

Date: February 25, 2025

Richard L. Fagnani*
Trustee

Date: February 25, 2025

James Lam**
Trustee

Date: February 25, 2025

Laura F. Fergerson**
Trustee

Date: February 25, 2025

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief
Financial Officer

Date: February 25, 2025

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: February 25, 2025

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.